Schedule Of Foreign Currency Risk On Net Working Capital and Sensitivity Analysis (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash	$ 294,592	$ 27,910	$ 1,598,773
Prepaids and advances	21,131	62,038
Accounts payable	(227,840)	(343,869)
Accrued liabilities	(208,529)	(221,019)
Canadian Dollar [Member]
Cash	112,870
Prepaids and advances	0
Accounts payable	(31,369)
Accrued liabilities	(90,675)
Total foreign currency working capital	(9,174)
US$ exchange rate at December 31, 2013	0.8620
Total foreign currency net working capital in US$	(7,908)
Impact of a 10% strengthening of the US$ on net loss	(791)
Turkish Lira [Member]
Cash	41,094
Prepaids and advances	386,781
Accounts payable	(344)
Accrued liabilities	0
Total foreign currency working capital	427,531
US$ exchange rate at December 31, 2013	0.4288
Total foreign currency net working capital in US$	183,325
Impact of a 10% strengthening of the US$ on net loss	18,333
British Pound [Member]
Cash	0
Prepaids and advances	0
Accounts payable	(33,276)
Accrued liabilities	0
Total foreign currency working capital	(33,276)
US$ exchange rate at December 31, 2013	1.5589
Total foreign currency net working capital in US$	(51,874)
Impact of a 10% strengthening of the US$ on net loss	$ (5,187)